Related Party and Former Parent Transactions	12 Months Ended
Dec. 31, 2019
Related Party and Former Parent Transactions
Related Party and Former Parent Transactions

Note 23: Related Party and Former Parent Transactions

Onex Partners Advisor LP (“Onex”), an affiliate of the Company, is considered a related party. Concurrent with the 2016 Transaction, the Company entered into a Consulting Services Agreement with Onex, pursuant to which the Company is provided certain ongoing strategic and financing consulting services in exchange for a quarterly management fee. In connection with this agreement, the Company recognized $470,  $920, and $1,230  in operating expenses related to this agreement for the year ended December 31, 2019, 2018, and 2017, respectively.  The Company pays 0.1% interest per annum to Onex for the Credit Agreement.  For the year ended December 31, 2019, 2018 and 2017, the Company recognized interest expense, for Onex related interest, of $327,  $905 and $1,557, respectively.  The Company had an outstanding liability of $3 and $450 to Onex as of December 31, 2019 and 2018, respectively. In addition, the Company paid Onex a management fee of $5,400 in connection with the 2019 Transaction in the second quarter of 2019. See Note 4 – “Business Combinations” for additional information.

BPEA, an affiliate of the Company, is considered a related party. Concurrently with the 2016 Transaction, the Company entered into a Management Services Agreement with Baring, pursuant to which the Company is provided certain ongoing strategic and financing consulting services. In connection with this agreement, the Company recognized $246,  $669, and $854 in operating expenses related to this agreement for the years ended December 31, 2019, 2018 and 2017, respectively. The Company had an outstanding liability of $0 and $334 to Baring as of December 31, 2019 and 2018, respectively. In addition, the Company paid BPEA a management fee of $2,100 in connection with the 2019 Transaction in the second quarter of 2019. See Note 4 – “Business Combinations” for additional information.

In connection with the 2016 Transaction, Bidco and a subsidiary of the Former Parent entered into the Transition Service Agreement, which became effective on October 3, 2016, pursuant to which such subsidiary of the Former Parent will, or will cause its affiliates and/or third-party service providers to, provide Bidco, its affiliates and/or third-party service providers with certain technology, facilities management, human resources, sourcing, financial, accounting, data management, marketing and other services to support the operation of the IP&S business as an independent company. Such services are provided by such subsidiary of the Former Parent or its affiliates and/or third-party service providers for various time periods and at various costs based upon the terms set forth in the Transition Service Agreement.

A controlled affiliate of Baring is a vendor of ours. Total payments to this vendor were $765,  $531 and $388 for the years ended December 31, 2019, 2018 and 2017, respectively.  The Company had an outstanding liability of $160,  $120 and $199 as of December 31, 2019, 2018 and 2017, respectively.

Jerre Stead, Chief Executive Officer of the Company, is the Co-founder of a vendor of ours. Total payments to this vendor were $756 for the year ended December 31, 2019 and the Company had an outstanding liability of $10 as of December 31, 2019. This vendor was not a related party in  2018 and 2017.

A former member of our key management is the Co-founder of a vendor of ours.Total payments to this vendor were $278 and $865 for the year ended December 31, 2019 and 2018, respectively.  The Company had an outstanding liability of $0 and $332 as of December 31, 2019 and 2018, respectively. This vendor was not a related party in  2017.

In connection with our acquisition of Publons, we paid a $716 consulting fee to a former board member and company executive for the year ended December 31, 2017.